Derivative Instruments - Effect of Fair Value and Cash Flow Hedge Accounting on Consolidated Statement of Income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Instrument Detail [Abstract]
Gains (losses) recognized in earnings related discontinuance of cash flow hedges	$ 53	$ 41